Other Accounts Payable	12 Months Ended
Dec. 31, 2020
Other Accounts Payable [abstract]
OTHER ACCOUNTS PAYABLE

NOTE 11: OTHER ACCOUNTS PAYABLE

	December 31,
	2020	2019
Employee and payroll accruals	$972	$1,216
Accrued expenses	2,266	1,620
Tax payable	—	1
Liabilities to related parties (1)	102	128
Lease liabilities	429	414

	$3,769	$3,379

(1)	A current non-interest bearing account.